As filed with the Securities and Exchange         Registration No. 33-76004*
Commission on May 15, 1997                        Registration No. 811-4536

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

--------------------------------------------------------------------------------

                                    FORM S-6
                        POST-EFFECTIVE AMENDMENT NO. 7 TO
                             REGISTRATION STATEMENT
                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2
--------------------------------------------------------------------------------

       Variable Life Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06l56 (Complete Address of Depositor's Principal Executive Offices)

--------------------------------------------------------------------------------

                            Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06l56
                (Name and Complete Address of Agent for Service)
--------------------------------------------------------------------------------
It is proposed that this filing will become effective:



         X        60 days after filing pursuant to paragraph (a)(1) of Rule 485
     --------


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for the fiscal year ended December 31, 1996 on February 28, 1997.

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by Registration Statement No. 33-02339.

                             VARIABLE LIFE ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                        Post-Effective Amendment No. 7 to
                       Registration Statement on Form S-6
                              Cross Reference Sheet


     Form N-8B-2
       Item No.         Part I (Prospectus dated May 1, 1997, and as Amended by Supplement dated July     , 1997)
       --------         -----------------------------------------------------------------------------------------
          1             Cover Page; Description of the Company and the Separate Account
          2             Cover Page; Description of the Company and the Separate Account
          3             Not Applicable
          4             Cover Page; Description of the Company; Distribution of the Policies
          5             Description of the Company and the Separate Account
          6             Description of the Company and the Separate Account
          7             Not Applicable
          8             Financial Statements
          9             Legal Matters
          10            "What Choices Do You Make When You Buy a Policy?"; "What Charges or Deductions Are Made Under the Policy?"
                        and as amended; "Right to Instruct Voting of Fund Shares"; "How Might Your Policy Lapse?"; "If a Policy
                        Has Lapsed, Can You Reinstate the Policy"; "How is the Value of Your Policy Computed?"; "What is an
                        Accumulation Unit, and How is it Calculated?" and as amended; "What is the Cash Surrender Value of Your
                        Policy"; "What is the Maturity Value of Your Policy?"; "Can You Borrow on Your Policy?"; "What is the
                        "Free-Look Period"?"; "How will the Death Benefit be Paid?"; "Settlement Options"; "Additional
                        Information"; "Miscellaneous Contract Provisions"
          11            Cover Page; "Premium Allocation"; Description of the Company and the Separate Account
          12            Not Applicable
          13            Summary of Charges and Fees For AetnaVest (and as amended); and AetnaVest II " What Charges or Deductions
                        Are Made Under the Policy?"; "When Does the Surrender Charge Apply?"
          14            "What Happens When Your Premium Payment is Made"; "How is the Value of Your Policy Computed?"; "What is An
                        Accumulation Unit, and How is it Calculated?" and as amended
          15            "What Choices Do You Make When You Buy a Policy?"; "What Happens When Your Premium Payment is Made?"; "How
                        is the Value of Your Policy Computed?"; "What is An Accumulation Unit, and How is it Calculated?" and as
                        amended


     Form N-8B-2
       Item No.         Part I (Prospectus dated May 1, 1997, and as Amended by Supplement dated July     , 1997)
       --------         -----------------------------------------------------------------------------------------
          16            "How is the Value of Your Policy Computed?"; "What Choices Do You Make When You Buy a Policy?"; "What
                        Happens When Your Premium Payment is Made"
          17            "What is the Cash Surrender Value of Your Policy?"; "When Does the Surrender Charge Apply?" "Can You
                        Borrow on Your Policy?"
          18            Tax Matters
          19            Reports to Policy Owners; Right to Instruct Voting of Fund Shares; Records and Accounts
          20            Not Applicable
          21            "Can You Borrow on Your Policy?"
          22            Not Applicable
          23            Directors and Officers of the Company and as amended
          24            Miscellaneous Contract Provisions
          25            The Company
          26            Not Applicable
          27            The Company
          28            The Company; Directors and Officers of the Company and as amended
          29            The Company
          30            Not Applicable
          31            Not Applicable
          32            Not Applicable
          33            Not Applicable
          34            Not Applicable
          35            Additional Information
          36            Not Applicable
          37            Not Applicable
          38            Additional Information
          39            The Company
          40            Not Applicable
          41            The Company
          42            Not Applicable
          43            Not Applicable
          44            "How is the Value of Your Policy Computed?"; "What is an Accumulation Unit, and How is it Calculated?" and
                        as amended
          45            Not Applicable
          46            Illustrations of Death Benefits, Total Account Values and Cash Surrender Values for AetnaVest Policies and
                        as amended; Illustrations of Death Benefits, Total Account Values and Cash Surrender Values for AetnaVest
                        II Policies
          47            "What Choices Do You Make When You Buy a Policy?"; "How is the Value of Your Policy Computed?"


     Form N-8B-2
       Item No.         Part I (Prospectus dated May 1, 1997, and as Amended by Supplement dated July     , 1997)
       --------         -----------------------------------------------------------------------------------------
          48            Not Applicable
          49            Not Applicable
          50            Not Applicable
          51            Not Applicable
          52            The Separate Account
          53            Tax Matters
          54            Not Applicable
          55            Not Applicable
          56            Not Applicable
          57            Not Applicable
          58            Not Applicable
          59            Financial Statements and as amended

                                     Part I

The Prospectus is incorporated into Part I of this Post-Effective Amendment No. 7 by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 (File No. 33-76004), as filed electronically on April 22, 1997.

A supplement to the Prospectus is included herein.

         Supplement Dated July xx, 1997 to Prospectus dated May 1, 1997

The following changes are made to the Prospectus dated May 1, 1997:


1. With respect to AetnaVest only, the references to the current charge for mortality and expense risks of 0.70% of the average daily net assets of the Separate Account are deleted from the following sections:

[bullet] SUMMARY OF CHARGES AND FEES FOR AETNAVEST AND AETNAVEST II-Charges and fees associated with the Separate Account" (p. 5) ;

[bullet] WHAT IS AN ACCUMULATION UNIT AND HOW IS IT CALCULATED (p.10);

[bullet] WHAT CHARGES OR DEDUCTIONS ARE MADE UNDER THE POLICY-Insurance and
         Administrative Charges (p.12); and

[bullet] Appendix A, AetnaVest Policies (p.33).

These references are replaced with the following current charges for mortality and expense risks shown as a percentage of the average daily net assets of the Separate Account attributable to the Funds:

Fund Name                           Mortality and Expense Risk Charge
---------                           ---------------------------------
Aetna Variable Fund                               0.65%
Aetna Investment Advisers Fund                    0.65%
Aetna Ascent Variable Portfolio                   0.55%
Aetna Crossroads Variable Portfolio               0.55%
Aetna Legacy Variable Portfolio                   0.55%

For all other Funds available under the AetnaVest Policies, the current charge for mortality and expense risks is 0.70% of the average daily net assets of the Separate Account attributable to those Funds.


2. The information regarding the Directors and Officers of the Company on page 24 of the Prospectus is revised by deleting the name and biographical information of Laura R. Estes.

3. Table I and Table III on pages 34 and 36, respectively are deleted and replaced with the following.

                                AetnaVest Policy
                                    Table I
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
                               MALE ISSUE AGE 25
                          $408.00 ANNUAL BASIC PREMIUM
                                 NONSMOKER RISK
                              FACE AMOUNT $100,000
                             DEATH BENEFIT OPTION 1


         PREMIUMS
        ACCUMULATED
            AT                   DEATH BENEFIT                       TOTAL ACCOUNT VALUE              CASH SURRENDER VALUE
        5% INTEREST
YEAR     PER YEAR      GROSS 0.0% GROSS 6.0%  GROSS 12.0%  GROSS 0.0% GROSS 6.0%    GROSS 12.0%  GROSS 0.0%  GROSS 6.0%  GROSS 12.0%
  1         428          100000     100000      100000        182         199           216           0          0            0
  2         878          100000     100000      100000        366         412           460          18          64          112
  3        1351          100000     100000      100000        549         636           731          201        288          383
  4        1846          100000     100000      100000        731         872          1034          383        524          686
  5        2367          100000     100000      100000        910        1119          1368          562        771         1020

  6        2914          100000     100000      100000        1099       1390          1750          815        1106        1465
  7        3488          100000     100000      100000        1282       1670          2169         1068        1456        1954
  8        4091          100000     100000      100000        1460       1960          2629         1315        1815        2484
  9        4724          100000     100000      100000        1630       2258          3133         1554        2183        3058
 10        5388          100000     100000      100000        1792       2563          3684         1786        2558        3678

 15        9244          100000     100000      100000        2452       4189          7311         2452        4189        7311
 20        14165         100000     100000      100000        2771       5894          12962        2771        5894        12962
 25        20446         100000     100000      100000        2552       7466          21768        2552        7466        21768
 30        28462         100000     100000      100000        1507       8553          35692        1507        8553        35692

 40        51751           0        100000      116131         0         5041          95190          0         5041        95190
(AGE 65)

(1) Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the Death Benefits, Total
Account Values, and Cash Surrender Values would be less than those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.


AetnaVest Policy
Table III
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY(1)
MALE ISSUE AGE 40
$744.00 ANNUAL BASIC PREMIUM
NONSMOKER RISK
FACE AMOUNT $100,000
DEATH BENEFIT OPTION 1

      ACCUMULATED
          AT                 DEATH BENEFIT                        TOTAL ACCOUNT VALUE                   CASH SURRENDER VALUE
      5% INTEREST
YEAR   PER YEAR    GROSS 0.0% GROSS 6.0%  GROSS 12.0%   GROSS 0.0% GROSS 6.0%    GROSS 12.0%  GROSS 0.0%   GROSS 6.0%   GROSS 12.0%
  1       781        100000     100000      100000         455         490           526           0           0             0
  2      1601        100000     100000      100000         889         987          1091          216         315           418
  3      2463        100000     100000      100000         1299       1490          1698          627         818          1026
  4      3367        100000     100000      100000         1688       2000          2353         1016         1327         1681
  5      4317        100000     100000      100000         2054       2514          3059         1381         1842         2387

  6      5314        100000     100000      100000         2396       3034          3822         1847         2485         3272
  7      6361        100000     100000      100000         2709       3553          4640         2294         3138         4225
  8      7460        100000     100000      100000         2990       4068          5517         2710         3788         5237
  9      8614        100000     100000      100000         3240       4580          6461         3094         4434         6315
 10      9826        100000     100000      100000         3456       5086          7476         3445         5074         7465

 15      16857       100000     100000      100000         3954       7419          13855        3954         7419         13855
 20      25831       100000     100000      100000         2783       8598          22774        2783         8598         22774
 25      37284         0        100000      100000          0         7597          35808          0          7597         35808
 30      51902         0        100000      100000          0         2520          56263          0          2520         56263

 25      37284         0        100000      100000          0         7597          35808          0          7597         35808
(AGE 65)
(1) Assumes no Policy loan has been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative charges, and premium load assumed.

If premiums are paid more frequently than annually, the Death Benefits, Total
Account Values, and Cash Surrender Values would be less than those illustrated.

These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors including the Policy Owner's allocations, and the Fund's rates of return. The Total Account Value and Cash Value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will definitely be achieved for any one year or sustained over a period of time.


4. The financial statements of the Company and Variable Life Account B are supplemented by unaudited financial statements of the Company and Variable Life Account B as of March 31, 1997 included herein. (To be added by amendment.)

                                     PART II

                     INFORMATION NOT REQUIRED IN PROSPECTUS

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                        UNDERTAKING PURSUANT TO RULE 484

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

               REPRESENTATIONS PURSUANT TO SECTION 26(e)(2)(A) OF
                       THE INVESTMENT COMPANY ACT OF 1940

REGISTRANT MAKES THE FOLLOWING REPRESENTATION:

Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the policies covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 7 TO
                             REGISTRATION STATEMENT

This Post-Effective Amendment No. 7 to Registration Statement No. 33-76004 comprises the following papers and documents:

[bullet] The facing sheet.
[bullet] One supplement to the AetnaVest and AetnaVest II Flexible Premium
         Variable Life prospectus consisting of 2 pages

[bullet] The undertaking to file reports
[bullet] The undertaking pursuant to Rule 484
[bullet] Representations pursuant to Section 26(e)(2)(A) of the Investment
         Company Act of 1940
[bullet] The signatures
[bullet] Written consents of the following persons:
         A.   Consent of Counsel (included as Exhibit 2.(ii) below)
         B.   Actuarial Consent (included as part of Exhibit 6 below)
         C.   Consent of Independent Auditors (included as Exhibit 7 below)

      The following Exhibits:

         1. Exhibits required by paragraph A of instructions to exhibits for Form N-8B-2:
              (1)     Resolution establishing Variable Life Account B(1)
              (2)     Not Applicable
              (3)(i)  Master General Agent Agreement(1)
              (3)(ii) Life Insurance General Agent Agreement(1)
              (3)(iii)Broker Agreement(1)
              (3)(iv) Life Insurance Broker-Dealer Agreement(1)
              (4)     Not Applicable
              (5)(i)  Form of AetnaVest I Policy (Policy No. 38899)(2)
              (5)(ii) Form of AetnaVest II Policy, including Term Rider
                      (Policy No. 38899-90)(2)
              (5)(iii)Amendment Rider (70194-94) to Form of Aetna Vest I Policy
                      (Policy No. 38899)(2)
              (5)(iv) Amendment Rider (70195-94) to Form of Aetna Vest II Policy
                      (Policy No. 38899-90)(2)
              (6)(i) Certificate of Incorporation and By-laws of Aetna Life Insurance and Annuity Company(3)
              (6)(ii) Amendment of Certificate of Incorporation of Aetna Life
                      Insurance and Annuity Company(4)
              (7)     Not Applicable
              (8)(i) Fund Participation Agreement (Amended and Restated) between Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated as of March 31, 1995(5)
              (8)(ii) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(4)
              (8)(iii)Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1. 1995, May 1, 1995, January 1, 1996 and March 1,1996(4)

              (8)(iv) Service Agreement between Aetna Life Insurance and Annuity
                      Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(6)
              (8)(v) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996(5)
              (8)(vi) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Scudder Variable Life Investment Fund dated April 27, 1992 and amended February 19, 1993 and August 13, 1993(5)
              (8)(vii)Amendment dated as of February 20, 1996 to Fund
                      Participation Agreement between Aetna Life Insurance and Annuity Company and Scudder Variable Life Investment Fund dated April 27, 1992 as amended February 19, 1993 and August 13, 1993(6)
              (8)(viii)Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Investors Research Corporation and TCI Portfolios, Inc. dated July 29, 1992 and amended December 22, 1992 and June 1, 1994(5)
              (9)     Not Applicable
              (10)(i) Form of Application for AetnaVest I Policy(7)
              (10)(ii)Form of Application for AetnaVest II Policy(8)

         2.(i)    Opinion of Counsel(9)
         2.(ii)   Consent of Counsel
         3.       Not Applicable
         4.       Not Applicable
         5.       See item (27) below
         6.       Actuarial Opinion and Consent
         7.       Consent of Independent Auditors
         8.       Copy of Power of Attorney(10)

         (27) Financial Data Schedule

1. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6 (File No. 33-76004), as filed electronically on February 16, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form S-6 (File No. 33-76004), as filed electronically on April 22, 1997.
3. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997.
5. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996.
6. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996.

7. Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form S-6 (File No. 33-2339), as filed on April 25, 1995.
8. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on form S-6 (File No. 33-76004), as filed on April 25, 1995.
9. Incorporated by reference to Registrant's Rule 24f-2 Notice for fiscal year ended December 31, 1996, as filed electronically on February 28, 1997.
10. Incorporated by reference to Registration Statement on Form S-2 (File No. 33-60477), as filed electronically on April 4, 1997. In addition, a certified copy of the resolution adopted by the Depositor's Board of Directors authorizing filings pursuant to a power of attorney as required by Rule 478 under the Securities Act of 1933 is incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 the Registrant, Variable Life Account B of Aetna Life Insurance and Annuity Company, has duly caused this Post-Effective Amendment No. 7 to its Registration Statement on Form S-6 (File No. 33-76004) to be signed on its behalf by the undersigned, thereunto duly authorized, and the seal of the Depositor to be hereunto affixed and attested, all in the City of Hartford, and State of Connecticut, on this 15th day of May, 1997.

                                               VARIABLE LIFE ACCOUNT B OF
                                               AETNA LIFE INSURANCE AND
                                               ANNUITY COMPANY
                                                  (Registrant)

(SEAL)

ATTEST:/s/ Kirk P. Wickman
       ________________________
       Kirk P. Wickman
       Secretary

                                        By:   AETNA LIFE INSURANCE AND
                                              ANNUITY COMPANY
                                                  (Depositor)

                                        By:   Daniel P. Kearney*
                                              -------------------------------
                                              Daniel P. Kearney
                                              Principal Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement No. 33-76004 has been signed below by the following persons in the capacities indicated and on the dates indicated.

Signature                             Title                                                    Date
---------                             -----                                                    ----

Daniel P. Kearney*                    Director and President                               )
------------------------------------  (Principal Executive Officer)                        )
Daniel P. Kearney                                                                          )
                                                                                           )
Christopher J. Burns*                 Director                                             )   May
------------------------------------                                                       )   15, 1997
Christopher J. Burns                                                                       )






                                                                                           )
Timothy A. Holt*                      Director                                             )
------------------------------------                                                       )
Timothy A. Holt                                                                            )
                                                                                           )
Gail P. Johnson*                      Director                                             )
------------------------------------                                                       )
Gail P. Johnson                                                                            )
                                                                                           )
John Y. Kim*                          Director                                             )
------------------------------------                                                       )
John Y. Kim                                                                                )
                                                                                           )
Shaun P. Mathews*                     Director                                             )
------------------------------------                                                       )
Shaun P. Mathews                                                                           )
                                                                                           )
Glen Salow*                           Director                                             )
------------------------------------                                                       )
Glen Salow                                                                                 )
                                                                                           )
Creed R. Terry*                       Director                                             )
------------------------------------                                                       )
Creed R. Terry                                                                             )
                                                                                           )
Deborah Koltenuk*                     Vice President and Treasurer, Corporate Controller   )
------------------------------------                                                       )
Deborah Koltenuk                                                                           )


By: /s/Julie E. Rockmore
    ------------------------------------------------------------
    *Julie E. Rockmore
    Attorney-in-Fact

                             VARIABLE LIFE ACCOUNT B
                                  EXHIBIT INDEX


Exhibit No.         Exhibit                                                                                Page
-----------         -------                                                                                ----

99-1.1              Resolution of the Board of Directors of Aetna Life Insurance and Annuity                 *
                    Company establishing Variable Life Account B

99-1.3(i)           Master General Agent Agreement                                                           *

99-1.3(ii)          Life Insurance General Agent Agreement                                                   *

99-1.3(iii)         Broker-Dealer Agreement                                                                  *

99-1.3(iv)          Life Insurance Broker-Dealer Agreement                                                   *

99-1.5(i)           Form of AetnaVest I Policy (Policy No. 38899)                                            *

99-1.5(ii)          Form of AetnaVest II Policy, including Term Rider  (Policy No. 38899-90)                 *

99-1.5(iii)         Amendment Rider (70194-94) to Form of AetnaVest I Policy                                 *
                    (Policy No. 38899)

99-1.5(iv)          Amendment Rider (70195-94) to Form of AetnaVest II Policy (Policy No.                    *
                    38899-90)

99-1.6(i)           Certificate of Incorporation and By-laws of Aetna Life Insurance and Annuity             *
                    Company

99-1.6(ii)          Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity            *
                    Company

99-1.8(i)           Fund Participation Agreement (Amended and Restated) between Aetna Life Insurance         *
                    and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated as of March 31, 1995

99-1.8(ii)          Fund Participation Agreement between Aetna Life Insurance and Annuity Company,           *
                    Variable Insurance Products Fund and Fidelity Distributors Corporation dated
                    February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1,
                    1995, January 1, 1996 and March 1, 1996

*Incorporated by reference



Exhibit No.         Exhibit                                                                                Page
-----------         -------                                                                                ----

99-1.8(iii)         Fund Participation Agreement between Aetna Life Insurance and Annuity Company,           *
                    Variable Insurance Products Fund II and Fidelity Distributors Corporation dated
                    February 1, 1994 and amended on December 15, 1994, February 1. 1995, May 1,
                    1995, January 1, 1996 and March 1,1996

99-1.8(iv)          Service Agreement between Aetna Life Insurance and Annuity Company and                   *
                    Fidelity Investments Institutional Operations Company dated as of November 1,
                    1995

99-1.8(v)           Fund Participation Agreement between Aetna Life Insurance and Annuity Company            *
                    and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996

99-1.8(vi)          Fund Participation Agreement between Aetna Life Insurance and Annuity Company            *
                    and Scudder Variable Life Investment Fund dated April 27, 1992 and amended
                    February 19, 1993 and August 13, 1993

99-1.8(vii)         Amendment dated as of February 20, 1996 to Fund Participation Agreement                  *
                    between Aetna Life Insurance and Annuity Company and Scudder Variable Life
                    Investment Fund dated April 27, 1992 as amended February 19, 1993 and August 13,
                    1993

99-1.8(viii)        Fund Participation Agreement between Aetna Life Insurance and Annuity Company,           *
                    Investors Research Corporation and TCI Portfolios, Inc. dated July 29, 1992 and amended December 22, 1992 and June 1, 1994

99-1.10(i)          Form of Application for AetnaVest I Policy                                               *

99-1.10(ii)         Form of Application for AetnaVest II Policy                                              *

99-2.(i)            Opinion of Counsel                                                                       *

99-2.(ii)           Consent of Counsel
                                                                                                     ------------------

99-6.               Actuarial Opinion and Consent
                                                                                                     ------------------


*Incorporated by reference




Exhibit No.         Exhibit                                                                                Page
-----------         -------                                                                                ----

99-7                Consent of Independent Auditors
                                                                                                     ------------------

99-8                Copy of Power of Attorney                                                                *

27                  Financial Data Schedule
                                                                                                     ------------------

*Incorporated by reference